STOCKBASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2021	Sep. 30, 2016	Dec. 31, 2021	Dec. 31, 2020	Sep. 06, 2021
Allocated Share-based Compensation Expense				$ 102,081
Fair value of warrants			$ 35,670
Warrant descriptions				we granted a total of 60,000 warrants to three of our board members at that time, Dr. Ichim, Dr. Patel, and Donald Dickerson (Mr. Dickerson remains a board member) at an exercise price of $2.00.
Warrants [Member]
Exercise price			$ 1.45
Warrants granted			23,262
Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		7
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 87.50
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			The options vest at a rate of 1.4 on each anniversary date of the respective grants
Maximum [Member]
Exercise price			$ 3.50
Board of Directors [Member]
Fair value of warrants	$ 383,612
Exercise price	$ 15.00
Warrants granted	30,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					600,000